As filed with the Securities and Exchange Commission on July 6, 2012

Securities Act of 1933 Registration No. 033-51308

Investment Company Act of 1940 Registration No. 811-07142

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 96	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 98	☒

Pyxis Funds II

(Exact Name of Registrant as Specified in Charter)

c/o Pyxis Capital, L.P.

200 Crescent Court, Suite 700

Dallas, Texas 75201

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: 1-972-628-4100

Mr. Ethan Powell

c/o Pyxis Capital, L.P.

200 Crescent Court, Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

With a copy to:

Mr. Brian Mitts

c/o Pyxis Capital, L.P.

200 Crescent Court, Suite 700

Dallas, Texas 75201

It is proposed that this filing be effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☑	On August 5, 2012 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C to the Pyxis Funds II (the “Registrant”) Post-Effective Amendment No. 93 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 95 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on March 13, 2012 (the “Post-Effective Amendment”) are incorporated herein by reference.

The Registrant is submitting this post-effective amendment pursuant to Rule 485(b) under the Securities Act solely to designate August 5, 2012 as the new effective date for the Post-Effective Amendment filed pursuant to Rule 485(a) under the Securities Act on March 13, 2012, which contains the Prospectus and the Statement of Additional Information describing Pyxis Frontier Debt Fund, a series of the Registrant. The Post-Effective Amendment was scheduled to become effective on July 8, 2011 pursuant to the Post-Effective Amendment No. 95 to the Registration Statement under the Securities Act filed with the Securities and Exchange Commission on June 8, 2012. This post-effective amendment is not intended to amend or supersede any information contained in the Post-Effective Amendment and is not intended to amend the prospectuses and statements of additional information of other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, State of Texas on this 6th day of July, 2012.

By:	/s/ ETHAN POWELL *
Ethan Powell
Trustee, Executive Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ TIMOTHY K. HUI* Timothy K. Hui	Trustee	July 6, 2012

/s/ SCOTT F. KAVANAUGH* Scott F. Kavanaugh	Trustee	July 6, 2012

/s/ JAMES F. LEARY* James F. Leary	Trustee	July 6, 2012

/s/ BRYAN A. WARD* Bryan A. Ward	Trustee	July 6, 2012

/s/ ETHAN POWELL* Ethan Powell	Trustee, Executive Vice President and Secretary	July 6, 2012

/s/ BRIAN MITTS Brian Mitts	Treasurer (Principal Financial Officer and Principal Accounting Officer)	July 6, 2012

* By:	/s/ BRIAN MITTS
Brian Mitts
Attorney-in-Fact

July 6, 2012